Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other current assets [Abstract]
Schedule of Other Current Assets
	As at December 31,
	2025	2024
	$ Thousands
Prepaid expenses	14,816	11,008
Input tax receivable	12,962	10,505
Deposits in connection with projects under construction	10	749
Short-Term loan to associate	34,431	-
Others	2,909	1,496
	65,128	23,758